Leases - Facilities Leased or Subleased by the Company - Additional Information (FY) (Details)						3 Months Ended		12 Months Ended
	Aug. 11, 2023 USD ($)	Nov. 01, 2022 USD ($) Agreement	Feb. 28, 2019 USD ($)	Dec. 01, 2018 Bed Facility	Nov. 30, 2018 Facility	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) Facility	Dec. 31, 2023 USD ($) Facility	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating Leased Assets [Line Items]
Number of leased or subleased facilities | Facility								10	10
Lease amendment, decrease in monthly rent	$ 43,000
Lease amendment, included promissory note	$ 312,000
Principal remaining balance								$ 218,148
Lease Expiration Date	Oct. 31, 2024
Lease, expiration date	Oct. 31, 2024
Lessor, operating lease, number of optional extensions				Each sublease has an initial term of 10 years, with renewal options
Gross receivables						$ 3,778,000		3,503,000	$ 3,443,000
Bad debt expense						70,000	$ 28,000	668,000	$ 1,150,000
Lease initial term				10 years
Long-term LOC								$ 500,000
Weighted average remaining lease term, Facilities lessor								4 years 6 months	4 years 6 months
Facility rent expense						$ 207,000	$ 149,000	$ 594,000	$ 594,000
Promissory Note [Member]
Operating Leased Assets [Line Items]
Interest rate principal sum plus all accrued interest	8.00%
Minimum
Operating Leased Assets [Line Items]
Operating lease, escalation percentage								1.00%
Minimum | Promissory Note [Member]
Operating Leased Assets [Line Items]
Minimum monthly payments of principal and interest	$ 18,353
Term of note						1 year		1 year
Aspire
Operating Leased Assets [Line Items]
Number of facilities | Facility					5
Number of subleased facilities | Facility					5
Covington Care Center
Operating Leased Assets [Line Items]
Lease Expiration Date								Nov. 30, 2028
Lease, expiration date								Nov. 30, 2028
Number of beds in skilled nursing facility | Facility				94
Straight-line rent receivable										$ 500,000	$ 400,000
Eaglewood ALF
Operating Leased Assets [Line Items]
Number of beds in skilled nursing facility | Facility				80
Straight-line rent receivable										$ 600,000	500,000
Eaglewood Care Center
Operating Leased Assets [Line Items]
Lease Expiration Date								Nov. 30, 2028
Lease, expiration date								Nov. 30, 2028
Number of beds in skilled nursing facility | Bed				99
Straight-line rent receivable											400,000
Hearth And Care Of Greenfield
Operating Leased Assets [Line Items]
Lease Expiration Date								Nov. 30, 2028
Lease, expiration date								Nov. 30, 2028
Number of beds in skilled nursing facility | Bed				50
Lease initial term				5 years
Operating lease, minimum annual rent escalation percentage				1.00%
Straight-line rent receivable											200,000
The Pavilion Care Center
Operating Leased Assets [Line Items]
Lease Expiration Date								Nov. 30, 2028
Lease, expiration date								Nov. 30, 2028
Number of beds in skilled nursing facility | Bed				50
Straight-line rent receivable											$ 200,000
Vero Health Lease
Operating Leased Assets [Line Items]
Lease initial term			10 years
Lease start date			Mar. 01, 2019
Rent per year			$ 500,000
Operating lease, escalation percentage			2.50%
Oak Hollow Health Management, LLC
Operating Leased Assets [Line Items]
Lease initial term		10 years
Number of lease agreements | Agreement		2
Georgetown Health Rehab
Operating Leased Assets [Line Items]
Facility rent expense		$ 300,000
Sumter Valley Health Rehab
Operating Leased Assets [Line Items]
Facility rent expense		$ 400,000
Georgetown and Sumter
Operating Leased Assets [Line Items]
Operating lease, minimum annual rent escalation percentage		2.50%
CRM
Operating Leased Assets [Line Items]
Number of leased facilities | Facility								2